Other Payables and Accrued Expenses (Details Textual) ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Other Payables and Accrued Expenses (Textual)
Percentage of equity interests in Puyi Fund Sales	15.40%
Chengdu Puyi Bohui Information Technology Co., Ltd [Member]
Other Payables and Accrued Expenses (Textual)
Accrued expenses payable	¥ 19,500
Percentage of equity interests in Puyi Fund Sales	15.40%